Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net earnings	$ 10,820	$ 6,106	$ 8,233
Net change in derivative financial instruments designated as cash flow hedges
Unrealized income, net of taxes of $2 million (2024 – $nil; 2023 – $nil)	18	2	2
Reclassification to net earnings, net of taxes of $2 million (2024 – $nil; 2023 – $nil)	(22)	(4)	(5)
Net change in derivative financial instruments designated as cash flow hedges	(4)	(2)	(3)
Foreign currency translation adjustment
Translation of net investment	(78)	131	(34)
Other comprehensive (loss) income, net of taxes	(82)	129	(37)
Comprehensive income	$ 10,738	$ 6,235	$ 8,196